SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful life of property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2018
Buildings | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life of fixed assets	P10Y
Buildings | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life of fixed assets	P40Y
Leasehold improvements | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life of fixed assets	P10Y
Leasehold improvements | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life of fixed assets	P40Y
Machinery | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life of fixed assets	P3Y
Machinery | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life of fixed assets	P20Y
Equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life of fixed assets	P3Y
Equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life of fixed assets	P20Y
Telecommunication networks | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life of fixed assets	P3Y
Telecommunication networks | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life of fixed assets	P20Y